Non-current financial debt	12 Months Ended
Dec. 31, 2023
Disclosure of financial liabilities [abstract]
Disclosure of financial liabilities [text block]
20. Non-current financial debt
(USD millions)	2023	2022

Straight bonds	20 585	22 341

Liabilities to banks and other financial institutions [1]	42	144

Total, including current portion of non-current financial debt	20 627	22 485

Less current portion of non-current financial debt	-2 191	-2 241

Total non-current financial debt	18 436	20 244

[1] Average interest rate during the year 2023 2.6% (2022: 2.3%)
All bonds are initially recorded at the amount of proceeds received, net of transaction costs. They are subsequently carried at amortized cost, with the difference between the proceeds, net of transaction costs, and the amount due on redemption being recognized as a charge to the consolidated income statement over the period of the relevant bond. Financial debts, including current financial debts, contain only general default covenants. The Company is in compliance with these covenants.
The percentage of fixed-rate financial debt to total financial debt was 84% as at December 31, 2023, and 86% as at December 31, 2022.
The average interest rate on total financial debt in 2023 was 2.9% (2022: 2.4%).
Note 30 contains a maturity table of the Company’s future contractual interest payments commitments.
The following table provides a breakdown of straight bonds:
Coupon	Currency	Notional amount (millions)	Issuance year	Maturity year	Issuer	Issue price	2023 (USD millions)	2022 (USD millions)

3.700%	USD	500	2012	2042	Novartis Capital Corporation, New York, United States	98.325%	491	490

3.400%	USD	2 150	2014	2024	Novartis Capital Corporation, New York, United States	99.287%	2 150	2 147

4.400%	USD	1 850	2014	2044	Novartis Capital Corporation, New York, United States	99.196%	1 828	1 827

1.625%	EUR	600	2014	2026	Novartis Finance S.A., Luxembourg, Luxembourg	99.697%	663	638

0.250%	CHF	500	2015	2025	Novartis AG, Basel, Switzerland	100.640%	595	541

0.625%	CHF	550	2015	2029	Novartis AG, Basel, Switzerland	100.502%	654	595

1.050%	CHF	325	2015	2035	Novartis AG, Basel, Switzerland	100.479%	387	352

3.000%	USD	1 750	2015	2025	Novartis Capital Corporation, New York, United States	99.010%	1 745	1 742

4.000%	USD	1 250	2015	2045	Novartis Capital Corporation, New York, United States	98.029%	1 222	1 221

0.125%	EUR	1 250	2016	2023	Novartis Finance S.A., Luxembourg, Luxembourg	99.127%		1 330

0.625%	EUR	500	2016	2028	Novartis Finance S.A., Luxembourg, Luxembourg	98.480%	549	528

3.100%	USD	1 000	2017	2027	Novartis Capital Corporation, New York, United States	99.109%	995	994

1.125%	EUR	600	2017	2027	Novartis Finance S.A., Luxembourg, Luxembourg	99.874%	662	638

0.500%	EUR	750	2018	2023	Novartis Finance S.A., Luxembourg, Luxembourg	99.655%		798

1.375%	EUR	750	2018	2030	Novartis Finance S.A., Luxembourg, Luxembourg	99.957%	828	797

1.700%	EUR	750	2018	2038	Novartis Finance S.A., Luxembourg, Luxembourg	99.217%	823	792

1.750%	USD	1 000	2020	2025	Novartis Capital Corporation, New York, United States	99.852%	999	998

2.000%	USD	1 250	2020	2027	Novartis Capital Corporation, New York, United States	99.909%	1 247	1 246

2.200%	USD	1 500	2020	2030	Novartis Capital Corporation, New York, United States	99.869%	1 495	1 494

2.750%	USD	1 250	2020	2050	Novartis Capital Corporation, New York, United States	97.712%	1 216	1 215

0.000% [1]	EUR	1 850	2020	2028	Novartis Finance S.A., Luxembourg, Luxembourg	99.354%	2 036	1 958

Total straight bonds							20 585	22 341

[1] The EUR 1 850 million bond issued in 2020 features a coupon step-up of 0.25% commencing with the first interest payment date after December 31, 2025, if one or both of the 2025 Patient Access Targets are not met. These 2025 Patient Access Targets are the 2025 Flagship Programs Patient Reach Target and the 2025 Strategic Innovative Therapies Patient Reach Target, as defined in the bond prospectus. As of December 31, 2023, there is no indication that these 2025 Patient Access Targets will not be met.

The following tables provide a breakdown of total non-current financial debt, including current portion by maturity and currency:
Breakdown by maturity:
(USD millions)	2023	2022

2023		2 241

2024	2 191	2 147

2025	3 338	3 281

2026	663	638

2027	2 906	2 909

2028	2 585	2 485

After 2028	8 944	8 784

Total	20 627	22 485

Breakdown by currency:
(USD millions)	2023	2022

US dollar (USD)	13 388	13 376

Euro (EUR)	5 563	7 478

Japanese yen (JPY)		76

Swiss franc (CHF)	1 635	1 488

Others	41	67

Total	20 627	22 485

The following table shows the comparison of balance sheet carrying value and fair value of total non-current financial debt, including current portion:
(USD millions)	2023 Balance sheet	2023 Fair values	2022 Balance sheet	2022 Fair values

Straight bonds	20 585	19 194	22 341	20 277

Others	42	42	144	144

Total	20 627	19 236	22 485	20 421

The fair values of straight bonds are determined by quoted market prices. Other financial debts are recorded at notional amounts, which are a reasonable approximation of the fair values.